Schedule of commitment for minimum lease payments (Details)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Commitments and Contingencies Disclosure [Abstract]
2023		$ 166,299
2024		337,123
2025		113,129
2026
2027 thereafter
Total future lease payment		616,551
Amount representing interest		(10,506)
Present value of operating lease liabilities		606,045
Less: current portion	$ 240,724	325,531	$ 319,255
Long-term portion	$ 207,435	$ 280,514	$ 444,571